Segment Disclosures (Notes)	12 Months Ended
Dec. 31, 2015
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
SEGMENT DISCLOSURES
OPERATING SEGMENTS

Our revenues are derived from three operating segments: Gathering, Processing, and Terminalling and Transportation. In 2014, we introduced a new reporting segment (Processing) for the processing assets acquired in the Rockies Natural Gas Business Acquisition. In addition we modified our previous Crude Oil Gathering segment to encompass all gathering operations, including the natural gas transmission assets acquired in the Rockies Natural Gas Business Acquisition. See Note 1 for a description of our operating segments and assets.

Our revenues are generated from commercial agreements we have entered into with Tesoro, under which Tesoro pays us fees, and from third-party contracts for gathering crude oil and natural gas, processing natural gas and distributing, transporting and storing crude oil, refined products, natural gas and NGLs. The commercial agreements with Tesoro are described in Note 3. We do not have any foreign operations.

The operating segments adhere to the accounting polices used for our combined consolidated financial statements, as described in Note 1. Our operating segments are strategic business units that offer different services in different geographical locations. We evaluate the performance of each segment based on its respective operating income. Certain general and administrative expenses and interest and financing costs are excluded from segment operating income as they are not directly attributable to a specific operating segment. Identifiable assets are those used by the segment, whereas other assets are principally cash, deposits and other assets that are not associated with a specific operating segment.

Segment information relating to continuing operations is as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Revenues
Gathering:
Affiliate	$89	$105	$88
Third-party	250	30	2
Total Gathering	339	135	90
Processing:
Affiliate	96	7	—
Third-party	182	16	—
Total Processing	278	23	—
Terminalling and Transportation:
Affiliate (a)	430	385	185
Third-party	65	57	38
Total Terminalling and Transportation	495	442	223
Total Segment Revenues	$1,112	$600	$313
Segment Operating Income
Gathering	$142	$47	$34
Processing	105	6	—
Terminalling and Transportation	221	167	40
Total Segment Operating Income	468	220	74
Unallocated general and administrative expenses	(54)	(39)	(17)
Interest and financing costs, net	(150)	(109)	(39)
Equity in earnings of unconsolidated affiliates	7	1	—
Earnings Before Income Taxes	$271	$73	$18

Capital Expenditures
Gathering	$213	$156	$52
Processing	15	4	—
Terminalling and Transportation	68	90	34
Total Capital Expenditures	$296	$250	$86
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(a)
Our Predecessors did not record revenue for transactions with Tesoro in the Terminalling and Transportation segment for assets acquired in the Acquisitions from Tesoro prior to the effective date of each acquisition, except for the RCA tariffs charged to Tesoro on the refined products pipeline included in the acquisition of the West Coast Logistics Assets.

Total identifiable assets by operating segment were as follows (in millions):

	December 31,
	2015	2014
Identifiable Assets
Gathering	$1,850	$1,694
Processing	1,619	1,612
Terminalling and Transportation	1,419	1,406
Other	21	107
Total Identifiable Assets	$4,909	$4,819